Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables And Accruals

	As of December 31,
	2022	2023
Payables in respect of research and development expenses	$5,435	$4,471
Accrued salaries and bonuses	2,475	2,166
Accrued other expenses	1,662	1,025
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000
Other payables	1,103	500
	$11,675	$9,162